Accounts Receivable - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Oil, natural gas and NGL sales	$ 25,437	$ 13,390	$ 9,412
Joint interest billings	13,710	7,898	3,455
Derivative receivable	1,948
Severance tax	33	392	531
Other current receivables	969	4,848	389
Allowance for doubtful accounts	(100)	(100)	(50)
Total	$ 41,997	$ 26,428	$ 13,737